Segment Reporting (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Net interest income	$ 1,371,278		$ 1,320,977		$ 1,234,695
Net fees and commissions income	457,302		359,955		347,674
Other operating income	176,638		165,138		105,173
Total operating revenues	2,005,218		1,846,070		1,687,542
Provisions for loan losses	(331,601)		(249,771)		(221,255)
Depreciation and amortization	(70,541)		(37,681)		(37,536)
Other operating expenses	(831,709)		(802,027)		(746,820)
Income attributable to associates	6,039		6,811		5,511
Income before income taxes	777,406		763,402		687,442
Income taxes	(173,661)		(159,768)		(115,361)
Income after income taxes	603,745		603,634		572,081
Assets	40,782,224		35,423,930		32,377,140
Current and deferred taxes	231,650		177,500		184,297
Total assets	41,013,874		35,601,430
Liabilities	37,031,824		31,922,807		29,012,636
Current and deferred taxes	76,289		4,907		3,453
Total liabilities	37,108,113		31,927,714		29,016,089
Operating Segment
Disclosure of operating segments [line items]
Net interest income	1,365,823		1,316,214		1,227,465
Net fees and commissions income	468,250		372,123		359,173
Other operating income	195,395		199,936		137,019
Total operating revenues	2,029,468		1,888,273		1,723,657
Provisions for loan losses	(347,274)		(281,410)		(234,982)
Depreciation and amortization	(70,541)		(37,681)		(35,251)
Other operating expenses	(855,411)		(825,033)		(768,434)
Income attributable to associates	6,450		7,255		6,057
Income before income taxes	762,692		751,404		691,047
Income taxes	(169,683)		(156,531)		(115,034)
Income after income taxes	593,009		594,873		576,013
Assets	41,297,423		36,036,475		32,765,893
Current and deferred taxes	321,305		262,582		290,432
Total assets	41,618,728		36,299,057		33,056,325
Liabilities	38,014,216		32,989,997		29,947,157
Current and deferred taxes	76,289		4,907		3,453
Total liabilities	38,090,505		32,994,904		29,950,610
Operating Segment | Reclassifications and adjustments to conform IFRS
Disclosure of operating segments [line items]
Net interest income	5,455		4,763		7,230
Net fees and commissions income	(10,948)		(12,168)		(11,499)
Other operating income	(18,757)		(34,798)		(31,846)
Total operating revenues	(24,250)	[1]	(42,203)	[2]	(36,115)	[2]
Provisions for loan losses	15,673	[3]	31,639	[4]	13,727	[5]
Depreciation and amortization					(2,285)	[6]
Other operating expenses	23,702	[7]	23,006	[8]	21,614	[9]
Income attributable to associates	(411)		(444)		(546)
Income before income taxes	14,714		11,998		(3,605)
Income taxes	(3,978)	[10]	(3,237)	[11]	(327)	[12]
Income after income taxes	10,736		8,761		(3,932)
Assets	(515,199)		612,545		(388,753)
Current and deferred taxes	(89,655)		(85,082)		(106,135)
Total assets	(604,854)	[13]	697,627		(494,888)	[14]
Liabilities	(982,392)		1,067,190		(934,521)
Current and deferred taxes
Total liabilities	(982,392)	[15]	1,067,190		(934,521)	[16]
Operating Segment | Retail
Disclosure of operating segments [line items]
Net interest income	1,033,646		972,172		930,539
Net fees and commissions income	270,064		184,545		184,049
Other operating income	34,854		43,288		19,095
Total operating revenues	1,338,564		1,200,005		1,133,683
Provisions for loan losses	(333,156)		(287,569)		(256,262)
Depreciation and amortization	(58,725)		(29,571)		(27,669)
Other operating expenses	(587,212)		(561,513)		(507,771)
Income attributable to associates	3,957		4,220		4,372
Income before income taxes	363,428		325,572		346,353
Assets	18,139,505		10,591,702		16,099,926
Liabilities	11,407,066		9,873,018		10,380,250
Operating Segment | Wholesale
Disclosure of operating segments [line items]
Net interest income	359,074		355,451		322,431
Net fees and commissions income	48,097		45,905		43,443
Other operating income	61,505		59,376		34,712
Total operating revenues	468,676		460,732		400,586
Provisions for loan losses	(14,052)		6,041		21,415
Depreciation and amortization	(5,885)		(5,008)		(4,547)
Other operating expenses	(151,660)		(152,921)		(153,360)
Income attributable to associates	1,669		2,173		1,026
Income before income taxes	298,748		311,017		265,120
Assets	10,766,374		10,591,702		10,558,278
Liabilities	10,750,446		9,873,018		10,272,607
Operating Segment | Treasury
Disclosure of operating segments [line items]
Net interest income	(19,246)		(2,415)		(21,169)
Net fees and commissions income	(3,241)		(4,031)		(4,306)
Other operating income	45,105		63,931		56,328
Total operating revenues	22,618		57,485		30,853
Provisions for loan losses
Depreciation and amortization	(85)		(91)		(141)
Other operating expenses	(5,040)		(4,693)		(5,022)
Income attributable to associates	331		400		108
Income before income taxes	17,824		53,101		25,798
Assets	11,426,849		8,093,850		5,469,829
Liabilities	15,075,652		11,952,656		8,815,056
Operating Segment | Subsidiaries
Disclosure of operating segments [line items]
Net interest income	(7,651)		(8,994)		(4,336)
Net fees and commissions income	153,330		145,704		135,987
Other operating income	53,931		33,341		26,884
Total operating revenues	199,610		170,051		158,535
Provisions for loan losses	(66)		118		(135)
Depreciation and amortization	(5,846)		(3,011)		(2,894)
Other operating expenses	(111,499)		(105,906)		(102,281)
Income attributable to associates	493		462		551
Income before income taxes	82,692		61,714		53,776
Assets	964,695		925,440		637,860
Liabilities	$ 781,052		$ 764,736		$ 479,244

[1]	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,948). In addition the total effect of IFRS adjustments is MCh$(9,302) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.
[2]	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,990). In addition the total effect of IFRS adjustments is MCh$(27,213) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.
[3]	The total effect relates to IFRS adjustments of MCh$15,673, which mainly stems from differences in the calculation of allowances for loan losses.
[4]	The total effect relates to IFRS adjustments of MCh$31,639, which mainly stems from differences in the calculation of allowances for loan losses.
[5]	The total effect relates to IFRS adjustments of MCh$13,727, which mainly stems from differences in the calculation of allowances for loan losses.
[6]	The total effect relates to IFRS adjustments of MCh$(2,285), which stems from the amortization of intangibles and depreciation of property and equipment acquired through business combinations.
[7]	The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,948. In addition the total effect of IFRS adjustments is MCh$8,754, which mainly represents reversal of write-offs of assets received in lieu of payments.
[8]	The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,990. In addition the total effect of IFRS adjustments is MCh$8,016, which mainly represents reversal of write-offs of assets received in lieu of payments.
[9]	The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,387. In addition the total effect of IFRS adjustments is MCh$7,227, which represents reversal of write-offs of assets received in lieu of payments.
[10]	The total effect relates to IFRS adjustments of MCh$(3,978), which stems from deferred taxes.
[11]	The total effect relates to IFRS adjustments of MCh$(3,237), which stems from deferred taxes.
[12]	The total effect relates to IFRS adjustments of MCh$(327), which stems from deferred taxes.
[13]	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(345,395). In addition the total effect of IFRS adjustments in assets is MCh$(259,459), which mainly stems from differences in the calculation of allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.
[14]	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(232,137). In addition the total effect of IFRS adjustments in assets is MCh$(262,751), which mainly stems from from differences in the calculation of allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.
[15]	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(345,395). In addition the total effect of IFRS adjustments in liabilities is MCh$(636,997), which mainly stems from provision for minimum dividends and differences in the calculation of allowances for loan losses.
[16]	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(232,137). In addition the total effect of IFRS adjustments in liabilities is MCh$(702,384), which mainly stems from provision for minimum dividends and differences in the calculation of allowances for loan losses.